Employees' Retirement Benefits (Summary of Accumulated Benefit Obligation) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	¥ 1,778,498	¥ 1,877,512
NTT CDBP
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	¥ 1,569,815	¥ 1,618,499